STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options Warrants And Restricted Stock Units
SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding as of December 31, 2025 and 2024 were as follows.

	December 31, 2025	December 31, 2024
10% OID Senior Secured Convertible Notes	2,974,125	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	5,223,622	2,800,231
20% OID Unsecured Convertible Notes Payable	5,360,625	3,641,250
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	15,786,972	11,656,581

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2023:	8,717,706
Issued	2,938,875
Exercised	—
Expired	—
Outstanding at December 31, 2024:	11,656,581
Issued	4,130,391
Exercised	—
Expired	—
Outstanding at December 31, 2025:	15,786,972